Acquisitions and Disposals - Summary of Effect of Acquisitions on Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Business Combination [Line Items]
Net assets acquired	€ 815	€ 2,423	€ 929
Non-controlling interest	(17)	(50)
Goodwill	17,341	16,881
Total payment for acquisition	1,294	4,912	2,069
Exchange rate gain/ (loss) on cash flow hedge	(100)	51	14
Total consideration	1,194	4,963	2,083
Subsidiaries [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 496	€ 2,539	€ 1,140